Derivatives - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Nov. 29, 2022 USD ($) instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other receivables		Other receivables
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities		Other liabilities
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months, net	$ 2,300		$ 2,300
Gain on cash flow hedge	4,986	$ 0	15,134	$ 0
Other comprehensive income (loss), cash flow hedge, gain (loss), before reclassification and tax	5,000	0	15,100	0
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	(300)	$ 0	3,300	$ 0
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of interest rate derivatives held | instrument					2
Derivative, notional amount					$ 2,101,000
Derivative, fixed interest rate					0.42%
Interest Rate Caps | Total derivatives designated as hedging instruments | SOFR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, variable interest rate, reference rate in excess of					4.75%
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount					$ 1,101,000
Derivative, fixed interest rate					3.40%
Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset, current	3,800		3,800
Derivative liability, current	3,300		3,300
Derivative asset, noncurrent	9,300		9,300
Derivative liability, noncurrent	400		400
Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments | Level 2 | Other receivables
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset, current	$ 10		$ 10